BUSINESS COMBINATIONS IN 2015 (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
Schedule of fair value of assets acquired and liabilities assumed

USDm
Tangible fixed assets	859.9
Investment in joint ventures	0.3
Bunkers	27.8
Freight receivables	53.4
Other receivables	6.6
Prepayments	10.6
Cash and cash equivalents	77.5
Deferred tax liabilities	-45.1
Mortgage debt and bank loans	-560.7
Finance lease liabilities	-13.5
Trade payables	-27.3
Current tax liabilities	-1.4
Other liabilities	-29.7
Time charter contracts	-1.6
Deferred income	-0.4
Net assets acquired	356.4
Goodwill	11.4
Consideration (purchase price)	367.8

Of which:
Shares	349.8
Warrants	18.0
367.8